LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net loss attributed to the ordinary shares	$ (1,729)	$ (5,301)	$ (14,403)